Annual Operating Expenses {- Fidelity Environment and Alternative Energy Fund} - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-06 - Fidelity Environment and Alternative Energy Fund - Fidelity Environment and Alternative Energy Fund
Apr. 29, 2022
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.79%